Neuberger Berman Investment Advisers LLC 1290 Avenues of the Americas New York, NY 10104-0001 Tel. 212.476.9000

June 8, 2023

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F. Street, N.E.

Washington, D.C. 20549

Attention:    Jeff Long

Re:	NB Crossroads Private Markets Fund VI LP

NB Crossroads Private Markets Fund VI Holdings LP

Amended N-CSR Filing For FYE March 31, 2022

File Numbers: 811-23365; 811-23436

Dear Mr. Long:

On behalf of NB Crossroads Private Markets Fund VI LP and NB Crossroads Private Markets Fund VI Holdings LP (the “Funds” and each a “Fund”), this letter is in response to comments that were provided telephonically by the Securities and Exchange Commission staff (the “Staff”) to Corey Issing on February 28, 2023 concerning the Funds’ annual report on Form N-CSR for the fiscal year ended March 31, 2022. The Staff’s comments are set forth below and are followed by the Funds’ response.

Staff Comment: Item 11(b) of Form N-CSR and Rep 4(d) of the Sarbanes Oxley (“SOX”) certification for each principal executive and principal financial officer of the registrant can no longer refer to “the registrant’s fiscal half-year period covered by this report” and instead must refer to “the period covered by this report.” The Funds’ SOX certifications have the correct language but Item 11(b) needs to be revised. Please file amendments to correct Item 11(b) in each instance.

Response: The requested revision has been made to Item 11(b) and each Fund filed amended N-CSR on June 8, 2023.

If you have any questions or further comments regarding this matter, please contact me at (646) 497-4669 or Corey Issing at (646) 497-4798.

Sincerely,

/s/ Raymond Ling
Raymond Ling